income taxes - Expense composition (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Current income tax expense
For the current reporting period	$ 155	$ 118	$ 293	$ 265
Adjustments recognized in the current period for income taxes of prior periods	(6)	(19)	(6)	(18)
Pillar Two global minimum tax			1
Total	149	99	288	247
Deferred income tax expense
Arising from the origination and reversal of temporary differences	(70)	(42)	(168)	(135)
Adjustments recognized in the current period for income taxes of prior periods		6		6
Total	(70)	(36)	(168)	(129)
Income taxes	$ 79	$ 63	$ 120	$ 118